UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   August 13, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: 75,740  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     4630   360856 SH       SOLE                   360856
ALLETE INC                     COM              018522300     3155    75487 SH       SOLE                    75487
CMS ENERGY CORP                COM              125896100     4422   188173 SH       SOLE                   188173
CALPINE CORP                   COM              131347304     4717   285722 SH       SOLE                   285722
DOMINION RESOURCES             COM              25746U109     7847   145309 SH       SOLE                   145309
EDISON INTERNATIONAL           COM              281020107     6957   150583 SH       SOLE                   150583
ENBRIDGE INC                   COM              29250N105     2451    61395 SH       SOLE                    61395
ENERGEN CORP                   COM              29265N108     6280   139160 SH       SOLE                   139160
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     5661   146054 SH       SOLE                   146054
NEW JERSEY RESOURCES CORP      COM              646025106     2099    48128 SH       SOLE                    48128
NEXTERA ENERGY INC             COM              65339F101     4905    71282 SH       SOLE                    71282
NORTHWESTERN CORP              COM              668074305     2041    55615 SH       SOLE                    55615
ONEOK INC                      COM              682680103     3017    71311 SH       SOLE                    71311
PG&E CORP                      COM              69331C108     2821    62315 SH       SOLE                    62315
PIEDMONT NATURAL GAS CO        COM              720186105      953    29615 SH       SOLE                    29615
SEMPRA ENERGY                  COM              816851109     2528    36700 SH       SOLE                    36700
SOUTH JERSEY INDUSTRIES        COM              838518108     2863    56171 SH       SOLE                    56171
SOUTHERN CO/THE                COM              842587107     3280    70850 SH       SOLE                    70850
SOUTHWEST GAS CORP             COM              844895102     1863    42689 SH       SOLE                    42689
UGI CORP                       COM              902681105     1474    50084 SH       SOLE                    50084
UNITIL CORP                    COM              913259107     1774    66946 SH       SOLE                    66946

